Related Party Disclosures - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Security deposits	₨ 2,160		₨ 8,567		$ 33
Relatives of Management [Member]
Related Party Transaction [Line Items]
Rent expense	19,362	$ 299	14,970	₨ 14,490
Other Assets [Member]
Related Party Transaction [Line Items]
Security deposits	2,160		8,567		33
Other Assets [Member] | Relatives of Management [Member]
Related Party Transaction [Line Items]
Security deposits	₨ 8,567		₨ 8,567		$ 132